UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

June 30, 2009  	James S. O'Donnell	McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: $9,335,131.49






List of Other Included Managers:
None



Symbol		Security					Type	Quantity	Cusip		Value	     	Voting
mo		ALTRIA GROUP INC COM				com	10,045		02209S103	$164,637.55	Sole
mcd		MCDONALDS CORP					com	4,838		580135101	$278,136.62	Sole
pep		PEPSICO INC					com	8,877		713448108	$487,879.92	Sole
pm		PHILIP MORRIS INTL INC COM			com	11,321		718172109	$493,822.02	Sole
intc		INTEL CORP COM					com	29,913		458140100	$495,060.15	Sole
t		AT&T						com	20,666		00206R102	$513,343.44	Sole
cat		CATERPILLAR INC					com	15,661		149123101	$517,439.44	Sole
ge		GENERAL ELECTRIC CO COM				com	44,446		369604103	$520,907.12	Sole
nok		NOKIA OYJ ADR EACH REPR1 EUR0.06 SER A		com	37,723		654902204	$550,001.34	Sole
nvs		NOVARTIS AG ADR-EACH REPR1 CHF0.5(REGD)		com	14,020		66987v109	$571,875.80	Sole
mmm		3M CO COM					com	9,617		88579Y101	$577,981.70	Sole
jpm		JP MORGAN CHASE & CO COM ISIN#US46625H1005	com	17,072		46625H100	$582,325.92	Sole
hd		HOME DEPOT INC COM				com	25,254		437076102	$596,752.02	Sole
ibm		INTERNATIONAL BUSINESS MACHS CORP COM		com	6,942		459200101	$724,883.64	Sole
pg		PROCTER & GAMBLE CO COM				com	14,278		742718109	$729,605.80	Sole
xom		EXXON MOBIL CORP COM				com	10,771		30231G102	$753,000.61	Sole
jnj		JOHNSON & JOHNSON COM				com	13,688		478160104	$777,478.40	Sole


